Brandes Investment Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

November 27, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re: Brandes Investment Trust (the “Trust”)
File Nos.: 033-81396 and 811-08614

Dear Sir or Madam:

We are filing on behalf of the Trust, Post-Effective Amendment No. 41 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 42 to the Registration Statement, under the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of adding and redesignating new classes to selected series of the Trust.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective on or about January 31, 2013.  At or before the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended September 30, 2012, incorporate any comments made by the Staff on this Amendment, update any missing information and file updated exhibits to the Registration Statement.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC